Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Sep. 02, 2022	Jul. 13, 2022	Jun. 30, 2022
Senior Debt Obligations | Cigna And Barrings
Subsequent Event [Line Items]
Debt instrument face value			$ 90.0
Equity Facility | B Riley Principal Capital Two LLC
Subsequent Event [Line Items]
Debt instrument face value			75.0
First Amendment | Senior Debt Obligations | Cigna And Barrings
Subsequent Event [Line Items]
Liquidity to be maintained as part of debt covenant			$ 65.0
Subsequent Event | Senior Debt Obligations And Equity Facility | Cigna Bearings And B Riley Principal Capital Two LLC
Subsequent Event [Line Items]
Incremental debt capital commitement		$ 135.0
Subsequent Event | First Amendment | Senior Debt Obligations | Cigna And Barrings
Subsequent Event [Line Items]
Debt instrument face value	$ 60.0
Liquidity to be maintained as part of debt covenant		25.0
Subsequent Event | Revised Total Facility After Amendment | Equity Facility | B Riley Principal Capital Two LLC
Subsequent Event [Line Items]
Debt instrument face value		$ 75.0
Subsequent Event | Revised Total Facility After Amendment | First Amendment | Senior Debt Obligations | Cigna And Barrings
Subsequent Event [Line Items]
Long term debt term		3 years
Subsequent Event | Revised Total Facility After Amendment | First Amendment | Senior Debt Obligations And Equity Facility | Cigna And Barrings
Subsequent Event [Line Items]
Cash coupon payable percentage rate		8.50%
Subsequent Event | Additional Debt Facility | First Amendment | Senior Debt Obligations | Cigna And Barrings
Subsequent Event [Line Items]
Debt instrument face value	$ 150.0